Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Sep. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill
The changes in the carrying amount of goodwill in each of the Company’s reportable segments for the fiscal years ended September 30, 2016 and 2015 were as follows (in millions):

	September 30, 2014	Business Acquisitions	Business Divestitures	Currency Translation and Other	September 30, 2015
Building Efficiency
Systems and Service North America	$982	$—	$(2)	$(2)	$978
Products North America	1,688	34	(14)	(7)	1,701
Asia	414	—	—	(25)	389
Rest of World	345	—	—	(35)	310
Power Solutions	1,142	—	—	(60)	1,082
Total	$4,571	$34	$(16)	$(129)	$4,460

	September 30, 2015	Business Acquisitions	Business Divestitures	Currency Translation and Other	September 30, 2016
Buildings
Building Efficiency
Systems and Service North America	$978	$—	$(3)	$—	$975
Products North America	1,701	—	(3)	(1)	1,697
Asia	389	253	—	15	657
Rest of World	310	5	(13)	(1)	301
Tyco	—	16,364	—	(56)	16,308
Power Solutions	1,082	—	—	4	1,086
Total	$4,460	$16,622	$(19)	$(39)	$21,024

Other Intangible Assets
The Company’s other intangible assets, primarily from business acquisitions valued based on independent appraisals, consisted of (in millions):

	September 30, 2016			September 30, 2015
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Amortized intangible assets
Technology	$1,528	$(24)	$1,504	$53	$(48)	$5
Customer relationships	3,168	(226)	2,942	875	(168)	707
Miscellaneous	519	(130)	389	236	(103)	133
Total amortized intangible assets	5,215	(380)	4,835	1,164	(319)	845
Unamortized intangible assets
Trademarks/trade names	2,555	—	2,555	542	—	542
Miscellaneous	150	—	150	—	—	—
	2,705	—	2,705	542	—	542
Total intangible assets	$7,920	$(380)	$7,540	$1,706	$(319)	$1,387